OTHER INCOME, BY FUNCTION - Schedule of other income by function (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Operating Income [Line Items]
Tours	$ 60,437	$ 36,297	$ 24,068
Aircraft leasing	0	0	18,164
Customs and warehousing	37,710	27,553	30,323
Maintenance	5,632	7,784	7,995
Income from non-airlines products LATAM Pass	35,904	15,148	23,954
Other miscellaneous income	60,986	61,859	49,782
Total	$ 200,669	148,641	154,286
Delta
Other Operating Income [Line Items]
Total			30,408
LATAM Pass Loyalty Program
Other Operating Income [Line Items]
Total		$ 4,700	$ 3,700